RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Expenses Paid to Related Parties
For the years ended December 31, 2013, 2012 and 2011, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2013	2012	2011

Commercial commissions (1)	$476	$1,064	$1,147
Agency fees (2)	2,033	1,689	3,475
Total	$2,509	$2,753	$4,622

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a former minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis. This agreement began on June 25, 2003 and ended on July 5, 2013, concurrently with the acquisition from Firmapar Corp. of its 5.55% interest in UP Offshore (Bahamas) Ltd.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. the latters companies under the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.